Commitments and Contingencies (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2019	Jun. 30, 2018
Unrecorded Unconditional Purchase Obligation [Line Items]
Operating Leases, Rent Expense	$ 18,159	$ 14,231	$ 13,959
Capital Leased Assets	29,211	29,211
Capital lease asset, accumulated depreciation	41,962	41,962
Capital Lease Obligations	26,705	26,705
Unrecorded unconditional purchase obligation	71,600	71,600
Contingent Consideration	2,396	2,396
Operating Leases, Future Minimum Payments Due, Next Twelve Months	30,269	30,269
Capital Leases, Future Minimum Payments Due, Next Twelve Months	11,468	11,468
Total Lease Obligation, Future Minimum payments due, Next twelve months	55,219	55,219
Operating Leases, Future Minimum Payments, Due in Two Years	22,849	22,849
Capital Leases, Future Minimum Payments Due in Two Years	6,414	6,414
Total Lease Obligation, Future Minimum payments due, in two years	43,099	43,099
Operating Leases, Future Minimum Payments, Due in Three Years	16,592	16,592
Capital Leases, Future Minimum Payments Due in Three Years	3,724	3,724
Total Lease Obligation, Future Minimum payments due, in three years	34,193	34,193
Operating Leases, Future Minimum Payments, Due in Four Years	12,553	12,553
Capital Leases, Future Minimum Payments Due in Four Years	2,544	2,544
Total Lease Obligation, Future Minimum payments due, in four years	27,523	27,523
Operating Leases, Future Minimum Payments, Due in Five Years	9,032	9,032
Capital Leases, Future Minimum Payments Due in Five Years	1,565	1,565
Total Lease Obligation, Future Minimum payments due, in five years	22,760	22,760
Operating Leases, Future Minimum Payments, Due Thereafter	8,338	8,338
Capital Leases, Future Minimum Payments Due Thereafter	2,403	2,403
Total Lease Obligation, Future Minimum payments due, thereafter	51,397	51,397
Operating Leases, Future Minimum Payments Due	99,633	99,633
Capital Leases, Future Minimum Payments Due	28,118	28,118
Total Lease Obligation, Future Minimum payments due	234,191	234,191
Third-party web services [Domain]
Unrecorded Unconditional Purchase Obligation [Line Items]
Unrecorded unconditional purchase obligation	46,355	46,355
Production and Computer Equipment [Domain]
Unrecorded Unconditional Purchase Obligation [Line Items]
Unrecorded unconditional purchase obligation	8,066	8,066
Professional Fees [Domain]
Unrecorded Unconditional Purchase Obligation [Line Items]
Unrecorded unconditional purchase obligation	1,140	1,140
Inventories [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Unrecorded unconditional purchase obligation	3,352	3,352
Advertising Purchase Commitment [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Unrecorded unconditional purchase obligation	603	603
Other purchase commitments [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Unrecorded unconditional purchase obligation	12,084	12,084
Build-to-suit lease obligation [Domain]
Unrecorded Unconditional Purchase Obligation [Line Items]
Capital Leases, Future Minimum Payments Due, Next Twelve Months	13,482	13,482
Capital Leases, Future Minimum Payments Due in Two Years	13,836	13,836
Capital Leases, Future Minimum Payments Due in Three Years	13,877	13,877
Capital Leases, Future Minimum Payments Due in Four Years	12,426	12,426
Capital Leases, Future Minimum Payments Due in Five Years	12,163	12,163
Capital Leases, Future Minimum Payments Due Thereafter	40,656	40,656
Capital Leases, Future Minimum Payments Due	$ 106,440	$ 106,440